Parent-Only Financial Statements, Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	$ 22,894	$ 23,057	$ 21,878
Other comprehensive income (loss), net of tax:
Investment securities	(3,039)	2,361	(4,858)
Derivatives and hedging activities	287	253	(209)
Defined benefit plans adjustment	(248)	(650)	1,128
Wells Fargo other comprehensive income (loss), net of tax	(3,221)	2,132	(4,264)
Wells Fargo comprehensive income	19,673	25,189	17,614
Parent Company [Member]
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	22,894	23,057	21,878
Other comprehensive income (loss), net of tax:
Investment securities	52	142	(248)
Derivatives and hedging activities	0	12	39
Defined benefit plans adjustment	(254)	(633)	1,136
Equity in other comprehensive income (loss) of subsidiaries	(3,019)	2,611	(5,191)
Wells Fargo other comprehensive income (loss), net of tax	(3,221)	2,132	(4,264)
Wells Fargo comprehensive income	$ 19,673	$ 25,189	$ 17,614